Marketable Securities and Derivatives (Tables)	12 Months Ended
Jun. 30, 2022
Financial instruments [Abstract]
Marketable Securities
As at June 30, 2022, the Company held the following marketable securities:

Financial asset hierarchy level	Level 1	Level 1	Level 1	Level 1	Level 1	Level 3	Level 3
Marketable securities designated at fair value through other comprehensive income (“FVTOCI”)	Radient	Cann Group	Choom	High Tide	CTT Pharmaceutical Holdings	Capcium	Other immaterial investments	Total
			Note 6(a)
	$	$	$	$	$	$	$	$
Balance, June 30, 2020	6,021	—	—	45	—	—	1,000	7,066
Additions (disposals)	—	(6,013)	—	1,284		1,851	(61)	(2,939)
Transfer (to) from investment in associates	—	15,525	789	—		—	—	16,314
Unrealized loss on changes in fair value	(3,011)	(9,512)	(48)	(1,329)		(1,851)	(939)	(16,690)
Balance, June 30, 2021	3,010	—	741	—	—	—	—	3,751
Transfer (to) from investment in associates	—	—	(642)	—	289	—	—	(353)
Unrealized loss on changes in fair value	(1,882)	—	(99)	—	(86)	—	—	(2,067)
Balance, June 30, 2022	1,128	—	—	—	203	—	—	1,331

Unrealized gain (loss) on marketable securities
Year ended June 30, 2021
OCI unrealized gain (loss)	(3,011)	(9,512)	(48)	(1,329)	—	(1,851)	(939)	(16,690)

Year ended June 30, 2022
OCI unrealized loss	(1,882)	—	(99)	—	(86)	—	—	(2,067)

Derivative Instruments
As at June 30, 2022, the Company held the following derivative investments:

Financial asset hierarchy level	Level 2	Level 2	Level 2	Level 3	Level 2	Level 3	Level 2
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”)	TGOD	ACI	Choom	Investee-B	High Tide	Investee-C	Other immaterial investments	Total
		Note 6(b)	Note 6(a)
	$	$	$	$	$	$	$	$
Balance, June 30, 2020	1,132	3,178	20,499	16,102	12,660	—	11	53,582
Additions	—	—	—	—	—	2,500	—	2,500
Disposals	—	—	—	—	(9,042)	—	—	(9,042)
Repayment	—	—	—	—	(416)	—	—	(416)
Unrealized gain (loss) on changes in fair value	(1,132)	2,483	(2,348)	(367)	15,463	12	(11)	14,100
Foreign exchange	—	—	—	(1,342)	—	—	—	(1,342)
Balance, June 30, 2021	—	5,661	18,151	14,393	18,665	2,512	—	59,382
Additions	—	—	6,000	—	—	—	—	6,000
Disposals	—	—	(18,151)	—	—	—	—	(18,151)
Repayment	—	—	—	—	(997)	—	—	(997)
Unrealized gain (loss) on changes in fair value	—	(4,243)	(6,000)	(975)	(9,226)	(50)	—	(20,494)
Foreign exchange	—	—	—	543	—	—	—	543
Balance, June 30, 2022	—	1,418	—	13,961	8,442	2,462	—	26,283

Unrealized gain (loss) on derivatives (Note 19)

Year ended June 30, 2021
Foreign exchange	—	—	—	(1,342)	—	—	—	(1,342)
Unrealized loss on changes in fair value	(1,132)	2,483	(2,348)	(367)	15,463	12	(11)	14,100
	(1,132)	2,483	(2,348)	(1,709)	15,463	12	(11)	12,758
Year ended June 30, 2022
Foreign exchange	—	—	—	543	—	—	—	543
Unrealized gain (loss) on changes in fair value	—	(4,243)	(6,000)	(975)	(9,226)	(50)	—	(20,494)
	—	(4,243)	(6,000)	(432)	(9,226)	(50)	—	(19,951)